SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of common stock subject to possible redemption reflected on balance sheet

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,565,000)
Issuance costs allocated to Public Shares	(997,733)
Plus:
Accretion of carrying value to redemption value	6,862,708
Common stock subject to possible redemption as of December 31, 2022	117,299,975
Less:
Redemption	(114,329,594)
Add:
Accretion of carrying value to redemption value	337,983
Common stock subject to possible redemption as of December 31, 2023	$3,308,364

Schedule of calculation of basic and diluted net income (loss) per ordinary share

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31, 2023
	Common stock	Common stock not
	subject to	subject to possible
Basic and diluted net loss per share:	possible redemption	redemption
Numerator:
Allocation of net loss	$(212,955)	$(821,638)

Denominator:
Basic and diluted weighted average shares outstanding	842,606	3,251,000

Basic and diluted net loss per ordinary share	$(0.25)	$(0.25)

	For the Year Ended December 31, 2022
	Common stock	Common stock not
	subject to	subject to possible
Basic and diluted net loss per share:	possible redemption	redemption
Numerator:
Allocation of net loss	$(542,232)	$(158,693)

Denominator:
Basic and diluted weighted average shares outstanding	11,058,904	3,236,578

Basic and diluted net loss per ordinary share	$(0.05)	$(0.05)